Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows (Tables)	3 Months Ended
Mar. 31, 2012
Balance Sheet and Cash Flow Supplemental Disclosures [Abstract]
Other Accrued Liabilities
"Other accrued liabilities" reported on the condensed consolidated balance sheets include the following:

	March 31, 2012	December 31, 2011
	(in thousands)

Accrued compensation	$8,762	$19,581
Accrued interest	84,796	55,170
Other	2,146	1,147
	$95,704	$75,898

Supplemental Cash Flow Disclosures
Supplemental disclosures to the condensed consolidated statements of cash flows are presented below:

	Three Months Ended March 31,
	2012	2011
	(in thousands)

Cash payments for interest, net of amounts capitalized	$42,517	$62,983
Cash payments for income taxes	$20	$557
Noncash investing activities:
In connection with the acquisition of oil and natural gas properties, liabilities were assumed as follows:
Fair value of assets acquired	$1,257,765	$234,482
Cash paid, net of cash acquired	(1,230,304)	(237,349)
Receivables from sellers	772	2,087
Payables to sellers	-	(1,456)
Liabilities assumed	$28,233	$(2,236)